Note 20 - Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Notes to Financial Statements
Subsequent Events [Text Block]
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Subsequent Events

During
August 2018,
the Company issued an additional
1,400
shares of Series E Senior Convertible Voting Perpetual Preferred Stock at a purchase of
$25.00
per share for total gross proceeds of
$35,000.

20	Subsequent Events

During
April 2018,
the Company issued an additional
6,000
shares of Series E Senior Convertible Voting Perpetual Preferred Stock at a purchase price of
$25.00
per share for total gross proceeds of
$150,000.

During
May 2018,
the Company issued an additional
2,400
shares of Series E Senior Convertible Voting Perpetual Preferred Stock at a purchase price of
$25.00
per share for total gross proceeds of
$60,000.